Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating leases [Abstract]
Operating leases right-of-use assets	$ 1.5	$ 1.6
Current operating lease liabilities	$ 0.7	$ 3.1
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Non-current operating lease liabilities	$ 1.3	$ 2.9
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Components of Lease Cost [Abstract]
Operating lease expense	$ 4.1	$ 6.3
Short-term operating lease expense	0.0	0.0
Total operating lease expense	4.1	6.3
Sublease income	$ 2.4	$ 1.8